Subsequent Events (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	May 19, 2026	May 18, 2026	May 13, 2026	Apr. 06, 2026	Mar. 13, 2026	Jan. 06, 2026	Oct. 21, 2025	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Jan. 15, 2026	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024	Jul. 30, 2024
Subsequent Event [Line Items]
Principal amount																		$ 600
Stated percentage											10.00%			10.00%
Original issue discount																$ 330,000
Debt instrument description					(i) indebtedness of $785 was exchanged for 107,571 shares of Class A Common Stock at an exchange price of $7.30 per share, (ii) outstanding obligations of $1,425 were partially settled through the issuance of shares having an aggregate value of $615, with the remaining balance to be resolved under a separate agreement, and (iii) outstanding amounts owed under a service agreement, including existing and expected invoices or obligations, were exchanged for 15,000 shares of Class A Common Stock.
Public offering shares														15,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 8.202			$ 8.202	$ 13.90
Fees and expenses of legal														$ 25
Issuance of shares												$ 1,523,000	$ 640,000			$ 2,199,000	$ 3,607,000
Purchase of warrants																25,085,732	18,675,799		1,337,549
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																20,196
Accrued interest
Proceeds from future receipts															$ 2,139,000
Proceeds from borrowings															1,430,000
Proceeds from the issuance of notes payable														4,736,000	$ 1,725,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest														$ 140,000
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000
Common Class A [Member]
Subsequent Event [Line Items]
Conversion shares																79,868
Public offering shares														107,571
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																548,646
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 180.00
Issuance of shares							$ 15,800,000
Purchase of warrants																						575,538
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				68,276
Public offering shares											$ 7.30			$ 7.30
Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares															63,180
Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																38,405
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 10.80
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																0.10
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 20.00
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Net proceeds from offering						$ 5,360,000								$ 2,475,000
Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares						3,000,000
Public offering shares						$ 2.00
Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal						$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split				1-for-10
Principal amount		$ 4,000						$ 1,100,000				1,100,000
Conversion shares		2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 10.80
Purchase of warrants																			1,337,547
Issuance of shares										47,795
Accrued interest										$ 405,000
Net proceeds									$ 112,000
Proceeds from future receipts								1,966,000	1,966,000
Proceeds from borrowings								806,000	$ 806,000
Promissory note								1,100,000				$ 1,100,000
Proceeds from the issuance of notes payable								$ 800,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Accrued interest										$ 511,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			100,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares							$ 15,800,000
Subsequent Event [Member] | Common Class A [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Issuance of shares										68,789
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount			$ 833
Repurchase amount			$ 3,333
Stated percentage			16.667%
Original issue discount	$ 400
Incremental principal			$ 1,000
Original interest principal			$ 3,000
Debt instrument description			Each Additional Note will be issued in minimum tranches of $300 of principal, will bear interest at 10% per annum (18% upon an event of default), will mature four months from its respective issuance date, and will be convertible into shares of the Company’s Class A Common Stock at a price equal to the lesser of (i) the closing price of the Common Stock on the applicable issuance date and (ii) 85% of the lowest 8-day volume-weighted average price immediately prior to and including the date of the applicable conversion notice. Any Additional Notes issued under the IRA will constitute senior secured indebtedness of the Company ranking pari passu with, and secured by the same collateral as, the Original Note. The Company intends to use any proceeds from exercises of the Investment Right for working capital and general corporate purposes.
Public offering shares	2,000
Proceeds from Issuance of Convertible Preferred Stock	$ 2,400
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1,000
Warrants and Rights Outstanding	$ 2,000
Fees and expenses of legal	25
Proceeds from Other Debt	$ 1,975
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Principal amount			$ 300
Original issue discount			3,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal amount			4,000
Original issue discount			$ 4,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Net proceeds from offering						$ 5,135,000
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Public offering shares						3,000,000
Public offering shares						$ 2.00
Subsequent Event [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Fees and expenses of legal						$ 100,000